Restructuring and Related Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring and Related Activities [Abstract]
us-gaap_RestructuringCharges_COGS	$ 571,000	$ 12,300,000
Restructuring Charges	10,058,000
Payments for Restructuring	(6,199,000)
Restructuring and Related Cost, Incurred Cost	$ 3,859,000
Restructuring Charges [Abstract]
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Total cost of sales, Research and development, net, Selling, general and administrative